MANAGEMENT OF FINANCIAL RISKS - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) uSD_per_EUR	Dec. 31, 2021 EUR (€) uSD_per_EUR	Dec. 31, 2020 EUR (€) uSD_per_EUR
Disclosure Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ (31,764)	€ (56,770)	€ (51,720)
Closing rate | uSD_per_EUR	1.0666	1.1326	1.2271
Liquidity risk
Disclosure Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ 31,800	€ 56,800	€ 51,700